Document And Entity Information	May 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2020
Entity Registrant Name	Primo Water Corporation
Entity Incorporation State Country Code	Z4
Entity File Number	001-31410
Entity Tax Identification Number	98-0154711
Entity Address, Address Line One	Corporate Center III4221 W. Boy Scout Blvd., Suite 400
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	313-1732
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000884713
Title of 12(b) Security	Common shares without nominal or par value
Trading Symbol	PRMW
Security Exchange Name	NYSE